Convertible Preferred Units - Schedule of Units Authorized, Issued, and Outstanding (Detail) - USD ($)	Mar. 31, 2020	Feb. 29, 2020	Dec. 31, 2019	Sep. 30, 2019	Dec. 31, 2018	Aug. 31, 2018	Dec. 31, 2017	Mar. 31, 2016
Class of Stock [Line Items]
Units authorized (in shares)	10,817,348		10,817,348
Shares issued (in shares)	10,817,348		9,950,154
Shares outstanding (in shares)	10,817,348		9,950,154
Liquidation Value	$ 162,120,310		$ 146,944,415
Carrying Value	$ 155,934,207		$ 141,705,846
Series A Preferred Units
Class of Stock [Line Items]
Units authorized (in shares)	1,579,309		1,579,309
Shares issued (in shares)	1,579,309		1,579,309					286,205
Shares outstanding (in shares)	1,579,309		1,579,309
Liquidation Value	$ 18,319,984		$ 18,319,984
Carrying Value	$ 18,225,809		$ 18,225,809
Series B Preferred Units
Class of Stock [Line Items]
Units authorized (in shares)	3,523,739		3,523,739
Shares issued (in shares)	3,523,739		3,523,739			788,419	2,735,320
Shares outstanding (in shares)	3,523,739		3,523,739
Liquidation Value	$ 43,800,076		$ 43,800,076
Carrying Value	$ 41,603,945		$ 41,603,945
Series C Preferred Units
Class of Stock [Line Items]
Units authorized (in shares)	5,714,300		5,714,300
Shares issued (in shares)	5,714,300	867,194	4,847,106	4,847,106
Shares outstanding (in shares)	5,714,300		4,847,106
Liquidation Value	$ 100,000,250		$ 84,824,355
Carrying Value	$ 96,104,453		$ 81,876,092
Series A Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Convertible preferred units authorized (in shares)					1,638,000
Convertible preferred units issued (in shares)					1,579,309
Convertible preferred units outstanding (in shares)					1,579,309
Convertible preferred units liquidation Value					$ 18,319,984
Convertible preferred units carrying Value					$ 18,225,809
Series B Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Convertible preferred units authorized (in shares)					3,621,000
Convertible preferred units issued (in shares)					3,523,739
Convertible preferred units outstanding (in shares)					3,523,739
Convertible preferred units liquidation Value					$ 43,800,076
Convertible preferred units carrying Value					$ 41,603,945
Convertible Preferred Units
Class of Stock [Line Items]
Convertible preferred units authorized (in shares)					5,259,000
Convertible preferred units issued (in shares)					5,103,048
Convertible preferred units outstanding (in shares)					5,103,048
Convertible preferred units liquidation Value					$ 62,120,060
Convertible preferred units carrying Value					$ 59,829,754